Stock-Based Compensation, Summary of RSU Activity (Details) - RSUs [Member]	6 Months Ended
Jan. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Granted | shares	2,827,426
Number of Shares, Cancelled | shares	(25,000)
Number of Shares Outstanding, Ending Balance | shares	2,802,426
Weighted-Average Grant Date Fair Value, Granted | $ / shares	$ 4.64
Weighted-Average Grant Date Fair Value, Cancelled | $ / shares	4.63
Weighted-Average Grant Date Fair Value Outstanding, Ending Balance | $ / shares	$ 4.64